EQUITY - Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2020	Dec. 29, 2020
Class of Stock [Line Items]
Warrants outstanding	263,863
Exercise price (in dollars per share)				$ 3.00
Stock price trigger for redemption of public warrants (in dollars per share)	$ 0.01
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, Stock Price Trigger	$ 0.01
Minimum threshold written notice period for redemption of warrants	30 days
Closing price of share for threshold trading days	20 days
Closing price of share for threshold consecutive trading days	3 days
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, Last Sales Price of the Ordinary Shares	$ 18.00
Percentage of after-tax profits required to be allocated to general reserve	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Restricted net assets	$ 117,085,000		$ 7,640,000
Underwriters call option
Class of Stock [Line Items]
Price Per Unit		$ 10.00
Number of units exercisable		900,000
Aggregate exercise price		$ 9,000,000
Expiration period		5 years
Public warrants
Class of Stock [Line Items]
Warrants outstanding	1,000,000
Exercise price (in dollars per share)	$ 11.50
Issued With Units In The IPO [Member]
Class of Stock [Line Items]
Warrants outstanding		10,318,145
Issued To E&A Callet [Member]
Class of Stock [Line Items]
Warrants outstanding	375,000
Kaixin Auto Holdings [Member] | Public warrants
Class of Stock [Line Items]
Warrants outstanding	11,957,008